Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
($ thousands)	2020	2019
Raw materials	86,089	86,877
Work in progress	23,211	11,663
Finished goods	102,674	96,895
Inventories, gross	211,974	195,435
Obsolescence reserve	(42,767)	(33,645)
Inventories, net	169,207	161,790

Schedule of restructuring reserve by type of cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	(33,645)	(39,885)	(26,911)
Provisions, net	(33,554)	(28,970)	(14,199)
Amounts written off	23,535	23,375	817
Foreign currency translation	(2,041)	(130)	408
Other	2,938	11,965	—
Balance at end of year	(42,767)	(33,645)	(39,885)
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	16,310
Cash payments	(9,132)
Other adjustments, net	544
Balance at end of period	7,722
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs	Other Costs	Total
Balance at beginning of period	—	—	—
Restructuring expense, net	5,123	3,116	8,239
Cash payments	(3,630)	(1,916)	(5,546)
Balance at end of period	1,493	1,200	2,693
The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	17,499
Cash payments	(3,506)
Balance at end of period	13,993